Summary of Significant Accounting Policies (Narrative) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounting Policies [Abstract]
Impairment of Intangible Assets, Finite-lived				$ 7,700,000
Goodwill	7,000,000	7,000,000	7,000,000
Value of Business Acquired (VOBA)	1,000,000	800,000	1,000,000
Accumulated Amortization Of Value Of Business Acquired VOBA		24,600,000	24,400,000
Amortization of Value of Business Acquired (VOBA)		200,000	12,300,000	400,000
Values Of Business Acquired Distribution Agreements And Customer Relationships	117,300,000	106,300,000	117,300,000
Accumulated Amortization Of Values Of Business Acquired Distribution Agreements And Customer Relationships		14,300,000	3,400,000
Amortization Of Values Of Business Acquired Distribution Agreements And Customer Relationships		10,900,000	3,400,000
Future Amortization Expense, Year One		10,500,000
Future Amortization Expense, Year Two		10,100,000
Future Amortization Expense, Year Three		9,500,000
Future Amortization Expense, Year Four		9,400,000
Future Amortization Expense, Year Five		9,000,000
Capitalized Computer Software, Net	14,600,000	33,000,000	14,600,000
Capitalized Computer Software, Amortization		4,300,000	4,000,000	3,500,000
Traditional Life, Interest Rate, Low End		3.00%
Traditional Life, Interest Rate, High End		6.00%
Warrant Conversion Value In Common Shares	1.2508	1.2508
Number Of Trust Preferred Securites		4,500,000
Value Of Trust Preferred Securites At Issue Date		158,100,000
Trust Preferred Securities Fixed Annual Distribution Rate		5.75%
Face Value Of Trust Preferred Securites		225,000,000
Warrants Excercised		4,402,078
Price Per Warrant		35.44
Stock Issued During Period Shares Conversion Of Units		5,506,088
Unexercised Warrant Cash Redemption Value		14.56
Maximum Life Insurance Retention Per Individual Life		8,000,000
Retrocession Pool Participants Minimum AM Best Rating		"A-(excellent)"
Claims Recoverable From Retrocessionaires Past Due	16,000,000	11,400,000	16,000,000
Annuities With Crediting Rates Not Subject To Surrender Changes	860,400,000	804,300,000	860,400,000
Annuities With Crediting Rates Not Subject To Surrender Charges At Their Minimum Guaranteed Rates		95.00%	76.10%
Reinsurance Claims Recoverables	162,400,000	151,900,000	162,400,000
New Accounting Pronouncement Or Change In Accounting Principle Cumulative Effect Of Change On Equity				$ 4,400,000